Schedule of Investments(a)
July 31, 2024
(Unaudited)
	Shares	Value
Exchange-Traded Funds–40.65%
Invesco MSCI EAFE Income Advantage ETF(b)	1,400,000	$69,488,160
Invesco NASDAQ 100 ETF(b)	107,000	20,732,320
Invesco QQQ Income Advantage ETF(b)	1,463,000	70,188,010
Invesco S&P 500 Equal Weight ETF(b)(c)	402,000	68,983,200
Invesco S&P 500 Equal Weight Income Advantage ETF(b)	3,211,000	163,070,635
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	180,000	16,281,000
Total Exchange-Traded Funds (Cost $402,803,166)		408,743,325
	Principal Amount
U.S. Treasury Securities–24.51%
U.S. Treasury Bills–0.13%
1.27% - 2.82%, 09/05/2024(d)(e)	$1,358,000	1,351,142
U.S. Treasury Bonds–7.57%
5.25%, 11/15/2028	400,000	421,000
4.75%, 11/15/2053	70,900,000	75,696,828
		76,117,828
U.S. Treasury Notes–16.81%
1.13%, 01/15/2025	13,650,000	13,408,773
2.88%, 05/31/2025	42,400,000	41,722,238
5.00%, 09/30/2025	12,000,000	12,046,172
0.38%, 12/31/2025	7,750,000	7,315,425
4.88%, 04/30/2026	1,000,000	1,008,438
4.63%, 06/30/2026	2,500,000	2,514,746
1.25%, 12/31/2026	14,300,000	13,361,562
4.50%, 04/15/2027	24,200,000	24,436,801
2.63%, 05/31/2027	1,050,000	1,009,354
4.63%, 06/15/2027	1,800,000	1,827,211
2.88%, 05/15/2028	25,500,000	24,495,937
4.63%, 04/30/2029	22,700,000	23,370,803
4.25%, 06/30/2029	2,500,000	2,534,961
		169,052,421
Total U.S. Treasury Securities (Cost $245,823,099)		246,521,391
U.S. Dollar Denominated Bonds & Notes–21.59%
Advertising–0.12%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(f)	220,000	201,910
Belo Corp., 7.25%, 09/15/2027	573,000	579,602
Interpublic Group of Cos., Inc. (The), 4.65%, 10/01/2028	460,000	457,098
		1,238,610
Aerospace & Defense–0.15%
Boeing Co. (The),
2.75%, 02/01/2026	119,000	114,217
2.25%, 06/15/2026	59,000	55,651
2.80%, 03/01/2027	900,000	841,646
	Principal Amount	Value
Aerospace & Defense–(continued)
Moog, Inc., 4.25%, 12/15/2027(c)(f)	$500,000	$479,078
		1,490,592
Agricultural & Farm Machinery–0.32%
CNH Industrial Capital LLC, 4.55%, 04/10/2028	155,000	153,646
Deere & Co., 2.75%, 04/15/2025	125,000	122,836
John Deere Capital Corp.,
2.35%, 03/08/2027(c)	760,000	720,345
2.80%, 09/08/2027	300,000	285,262
4.95%, 07/14/2028	920,000	936,309
4.50%, 01/16/2029	200,000	200,262
Titan International, Inc., 7.00%, 04/30/2028(c)	850,000	826,284
		3,244,944
Agricultural Products & Services–0.15%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	920,000	881,118
Darling Ingredients, Inc., 5.25%, 04/15/2027(c)(f)	622,000	612,444
		1,493,562
Air Freight & Logistics–0.08%
GN Bondco LLC, 9.50%, 10/15/2031(c)(f)	352,000	331,775
Rand Parent LLC, 8.50%, 02/15/2030(c)(f)	427,000	422,575
		754,350
Alternative Carriers–0.03%
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(c)(f)	408,000	347,425
Aluminum–0.01%
Novelis Corp., 3.25%, 11/15/2026(f)	156,000	148,587
Apparel Retail–0.18%
Gap, Inc. (The),
3.63%, 10/01/2029(f)	545,000	476,889
3.88%, 10/01/2031(c)(f)	655,000	550,894
Ross Stores, Inc., 0.88%, 04/15/2026	524,000	489,794
Victoria’s Secret & Co., 4.63%, 07/15/2029(f)	412,000	342,168
		1,859,745
Apparel, Accessories & Luxury Goods–0.03%
Tapestry, Inc.,
7.00%, 11/27/2026	54,000	55,842
4.13%, 07/15/2027	59,000	57,225
7.35%, 11/27/2028	200,000	210,018
		323,085
Application Software–0.11%
Cloud Software Group, Inc., 9.00%, 09/30/2029(c)(f)	584,000	581,098

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Application Software–(continued)
Open Text Holdings, Inc. (Canada),
4.13%, 02/15/2030(f)	$320,000	$292,149
4.13%, 12/01/2031(f)	257,000	229,649
		1,102,896
Asset Management & Custody Banks–0.05%
Ares Capital Corp., 2.88%, 06/15/2028	110,000	99,302
BrightSphere Investment Group, Inc., 4.80%, 07/27/2026	400,000	387,994
Legg Mason, Inc., 4.75%, 03/15/2026	59,000	59,006
		546,302
Automobile Manufacturers–0.37%
American Honda Finance Corp., 2.35%, 01/08/2027	95,000	90,117
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026(c)	500,000	513,696
6.80%, 05/12/2028	300,000	312,980
General Motors Co., 6.13%, 10/01/2025	135,000	136,417
Jaguar Land Rover Automotive PLC (United Kingdom),
7.75%, 10/15/2025(f)	434,000	434,789
4.50%, 10/01/2027(f)	212,000	202,757
PACCAR Financial Corp., 4.60%, 01/31/2029	230,000	231,126
Toyota Motor Corp. (Japan), 5.12%, 07/13/2028	460,000	470,204
Toyota Motor Credit Corp.,
5.40%, 11/20/2026	230,000	234,185
3.20%, 01/11/2027	100,000	96,905
1.15%, 08/13/2027	300,000	272,005
3.65%, 01/08/2029	460,000	444,311
Series B, 5.00%, 03/19/2027	230,000	232,703
		3,672,195
Automotive Parts & Equipment–0.21%
ANGI Group LLC, 3.88%, 08/15/2028(f)	330,000	287,622
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(f)	370,000	367,383
Dana, Inc., 4.50%, 02/15/2032	283,000	247,485
Tenneco, Inc., 8.00%, 11/17/2028(f)	964,000	875,550
United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	327,000	320,075
		2,098,115
Automotive Retail–0.06%
AutoNation, Inc., 1.95%, 08/01/2028(c)	550,000	487,285
Sonic Automotive, Inc., 4.63%, 11/15/2029(f)	180,000	164,706
		651,991
Biotechnology–0.24%
AbbVie, Inc.,
2.95%, 11/21/2026	1,360,000	1,312,539
4.80%, 03/15/2029	230,000	233,064
	Principal Amount	Value
Biotechnology–(continued)
Biogen, Inc., 4.05%, 09/15/2025	$920,000	$909,570
		2,455,173
Broadcasting–0.21%
Discovery Communications LLC, 3.95%, 03/20/2028	300,000	282,388
Gray Television, Inc., 10.50%, 07/15/2029(f)	500,000	522,201
Paramount Global,
3.70%, 06/01/2028	125,000	115,270
6.38%, 03/30/2062(c)(g)	719,000	660,779
Urban One, Inc., 7.38%, 02/01/2028(f)	250,000	191,020
Videotron Ltd. (Canada), 5.13%, 04/15/2027(c)(f)	331,000	329,290
		2,100,948
Broadline Retail–0.40%
Amazon.com, Inc.,
3.30%, 04/13/2027	150,000	145,800
1.65%, 05/12/2028	60,000	54,363
GrubHub Holdings, Inc., 5.50%, 07/01/2027(f)	289,000	266,600
Kohl’s Corp., 4.63%, 05/01/2031(c)	840,000	682,710
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(f)	410,000	393,878
6.70%, 07/15/2034(f)	437,000	385,266
Nordstrom, Inc.,
6.95%, 03/15/2028(c)	400,000	408,382
5.00%, 01/15/2044	360,000	288,481
QVC, Inc., 4.75%, 02/15/2027(c)	395,000	346,156
Rakuten Group, Inc. (Japan),
11.25%, 02/15/2027(f)	635,000	686,740
9.75%, 04/15/2029(f)	350,000	371,203
		4,029,579
Building Products–0.32%
Adams Homes, Inc., 9.25%, 10/15/2028(f)	285,000	295,480
Builders FirstSource, Inc., 4.25%, 02/01/2032(f)	310,000	277,283
JELD-WEN, Inc., 4.88%, 12/15/2027(c)(f)	651,000	620,469
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(c)(f)	840,000	786,741
Standard Industries, Inc.,
4.75%, 01/15/2028(f)	667,000	639,720
4.38%, 07/15/2030(f)	669,000	609,944
		3,229,637
Cable & Satellite–0.89%
Cable One, Inc., 4.00%, 11/15/2030(c)(f)	350,000	269,428
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(f)	689,000	685,848
4.75%, 03/01/2030(f)	720,000	645,173
4.25%, 02/01/2031(f)	750,000	638,717
4.50%, 05/01/2032	755,000	632,741
4.50%, 06/01/2033(c)(f)	490,000	403,041
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	$24,000	$23,845
2.25%, 01/15/2029	230,000	201,266
Comcast Corp.,
3.30%, 04/01/2027	230,000	222,692
5.35%, 11/15/2027(c)	300,000	307,250
4.55%, 01/15/2029	200,000	200,145
CSC Holdings LLC,
11.75%, 01/31/2029(f)	360,000	325,661
5.75%, 01/15/2030(f)	452,000	182,713
Directv Financing LLC, 8.88%, 02/01/2030(c)(f)	350,000	350,766
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027(f)	980,000	944,472
DISH DBS Corp.,
7.75%, 07/01/2026	413,000	266,064
5.25%, 12/01/2026(f)	532,000	443,823
5.75%, 12/01/2028(f)	380,000	279,641
DISH Network Corp., 11.75%, 11/15/2027(f)	530,000	530,858
LCPR Senior Secured Financing DAC (Puerto Rico),
6.75%, 10/15/2027(f)	682,000	636,363
5.13%, 07/15/2029(f)	525,000	437,446
Scripps Escrow, Inc., 5.88%, 07/15/2027(c)(f)	430,000	299,413
		8,927,366
Cargo Ground Transportation–0.06%
Ryder System, Inc.,
3.35%, 09/01/2025(c)	460,000	450,988
5.65%, 03/01/2028	150,000	154,138
		605,126
Casinos & Gaming–0.37%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027 (Acquired 11/30/2021; Cost $100,894)(f)(h)(i)	100,894	1,766
Genting New York LLC/GENNY Capital, Inc., 3.30%, 02/15/2026(f)	674,000	649,195
International Game Technology PLC,
4.13%, 04/15/2026(f)	227,000	222,709
6.25%, 01/15/2027(f)	241,000	243,440
Melco Resorts Finance Ltd. (Hong Kong),
4.88%, 06/06/2025(f)	616,000	606,384
5.25%, 04/26/2026(f)	310,000	300,207
5.75%, 07/21/2028(f)	319,000	299,711
MGM China Holdings Ltd. (Macau), 4.75%, 02/01/2027(f)	446,000	426,001
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(f)	501,000	469,687
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(c)(f)	520,000	492,910
		3,712,010
	Principal Amount	Value
Commercial & Residential Mortgage Finance–0.06%
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(f)	$252,000	$250,696
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(c)(f)	357,000	337,559
		588,255
Commodity Chemicals–0.05%
Methanex Corp. (Canada), 5.13%, 10/15/2027	540,000	526,265
Communications Equipment–0.14%
Juniper Networks, Inc., 1.20%, 12/10/2025	230,000	217,778
Viasat, Inc.,
5.63%, 04/15/2027(c)(f)	885,000	832,532
6.50%, 07/15/2028(f)	277,000	225,771
Viavi Solutions, Inc., 3.75%, 10/01/2029(f)	190,000	164,921
		1,441,002
Computer & Electronics Retail–0.06%
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029	600,000	600,497
Construction & Engineering–0.13%
AECOM, 5.13%, 03/15/2027	530,000	524,013
Brand Industrial Services, Inc., 10.38%, 08/01/2030(f)	675,000	742,078
		1,266,091
Construction Machinery & Heavy Transportation Equipment– 0.06%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	130,000	117,808
Trinity Industries, Inc., 7.75%, 07/15/2028(f)	350,000	365,460
Wabtec Corp., 3.45%, 11/15/2026	135,000	130,718
		613,986
Construction Materials–0.17%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(f)	277,000	275,688
Eco Material Technologies, Inc., 7.88%, 01/31/2027(f)	322,000	327,917
Smyrna Ready Mix Concrete LLC,
6.00%, 11/01/2028(f)	725,000	718,953
8.88%, 11/15/2031(f)	400,000	431,366
		1,753,924
Consumer Electronics–0.01%
Tyco Electronics Group S.A., 3.13%, 08/15/2027	75,000	71,912
Consumer Finance–0.78%
Ally Financial, Inc.,
5.75%, 11/20/2025(c)	558,000	560,119
6.99%, 06/13/2029(g)	500,000	525,858
American Express Co.,
6.34%, 10/30/2026(g)	460,000	466,852
1.65%, 11/04/2026(c)	630,000	588,350
3.30%, 05/03/2027	130,000	125,377
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Consumer Finance–(continued)
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(f)	$335,000	$359,447
Discover Bank,
3.45%, 07/27/2026	300,000	289,596
4.65%, 09/13/2028(c)	500,000	489,297
General Motors Financial Co., Inc.,
2.75%, 06/20/2025	100,000	97,702
5.40%, 04/06/2026	460,000	462,390
1.50%, 06/10/2026	61,000	57,205
2.35%, 02/26/2027	460,000	432,127
2.40%, 10/15/2028	230,000	207,620
5.80%, 01/07/2029(c)	500,000	514,385
Navient Corp.,
5.00%, 03/15/2027	210,000	203,247
5.50%, 03/15/2029(c)	713,000	663,807
5.63%, 08/01/2033	602,000	501,982
OneMain Finance Corp.,
7.13%, 03/15/2026	242,000	246,304
3.50%, 01/15/2027	635,000	600,697
PRA Group, Inc., 8.38%, 02/01/2028(f)	441,000	446,761
		7,839,123
Copper–0.01%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	75,000	74,701
Data Center REITs–0.11%
Equinix, Inc.,
1.25%, 07/15/2025(c)	920,000	884,968
1.00%, 09/15/2025	230,000	219,827
		1,104,795
Data Processing & Outsourced Services–0.07%
Concentrix Corp.,
6.65%, 08/02/2026	230,000	235,329
6.60%, 08/02/2028(c)	500,000	515,390
		750,719
Distillers & Vintners–0.01%
Constellation Brands, Inc., 3.70%, 12/06/2026	117,000	114,195
Distributors–0.02%
Resideo Funding, Inc., 4.00%, 09/01/2029(f)	250,000	229,003
Diversified Banks–2.67%
Banco Santander S.A. (Spain),
2.75%, 05/28/2025	200,000	195,744
5.15%, 08/18/2025	400,000	398,908
4.18%, 03/24/2028(g)	200,000	194,982
Bank of America Corp.,
4.45%, 03/03/2026	100,000	99,187
1.32%, 06/19/2026(g)	800,000	772,663
4.83%, 07/22/2026(g)	230,000	228,898
1.20%, 10/24/2026(g)	480,000	456,874
1.73%, 07/22/2027(g)	630,000	591,495
5.93%, 09/15/2027(c)(g)	300,000	305,875
3.71%, 04/24/2028(g)	230,000	223,063
3.59%, 07/21/2028(g)	400,000	386,046
3.42%, 12/20/2028(g)	460,000	439,716
Principal Amount		Value
Diversified Banks–(continued)
4.27%, 07/23/2029(c)(g)	$1,000,000	$979,718
Series L, 4.18%, 11/25/2027	100,000	97,846
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	920,000	904,929
Citigroup, Inc.,
1.12%, 01/28/2027(g)	110,000	103,678
1.46%, 06/09/2027(g)	140,000	131,277
Comerica, Inc., 4.00%, 02/01/2029(c)	500,000	467,931
Freedom Mortgage Corp., 6.63%, 01/15/2027(f)	300,000	294,326
HSBC Holdings PLC (United Kingdom),
1.59%, 05/24/2027(g)	400,000	377,325
5.21%, 08/11/2028(g)	920,000	926,482
4.58%, 06/19/2029(g)	1,060,000	1,042,774
Huntington National Bank (The), 4.55%, 05/17/2028(g)	250,000	246,730
ING Groep N.V. (Netherlands),
1.73%, 04/01/2027(c)(g)	460,000	435,310
4.02%, 03/28/2028(g)	800,000	782,043
Intesa Sanpaolo S.p.A. (Italy), 5.71%, 01/15/2026(c)(f)	350,000	349,740
JPMorgan Chase & Co.,
2.08%, 04/22/2026(g)	134,000	130,933
1.05%, 11/19/2026(g)	60,000	56,917
4.25%, 10/01/2027	75,000	74,315
2.18%, 06/01/2028(g)	75,000	69,808
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	750,000	756,728
KeyBank N.A., 4.15%, 08/08/2025	250,000	246,818
Lloyds Banking Group PLC (United Kingdom),
4.45%, 05/08/2025	275,000	273,255
3.75%, 01/11/2027	230,000	224,106
5.46%, 01/05/2028(g)	900,000	909,216
3.75%, 03/18/2028(g)	230,000	223,276
Manufacturers & Traders Trust Co., 5.40%, 11/21/2025	500,000	502,384
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.29%, 07/25/2027	60,000	57,798
Mizuho Financial Group, Inc. (Japan),
3.17%, 09/11/2027	230,000	219,331
5.67%, 05/27/2029(g)	920,000	944,239
5.78%, 07/06/2029(g)	200,000	205,887
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	250,000	255,779
4.95%, 01/14/2028(g)	1,000,000	1,002,418
National Australia Bank Ltd. (Australia),
4.94%, 01/12/2028	250,000	253,332
4.90%, 06/13/2028	500,000	506,845
4.79%, 01/10/2029(c)	800,000	809,374
NatWest Group PLC (United Kingdom),
5.85%, 03/02/2027(g)	230,000	232,384
5.52%, 09/30/2028(g)	230,000	233,790
PNC Bank N.A., 4.20%, 11/01/2025	275,000	271,750
Royal Bank of Canada (Canada), 4.65%, 01/27/2026	125,000	124,298
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(g)	400,000	407,391
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Diversified Banks–(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.40%, 09/17/2026	$460,000	$427,828
3.35%, 10/18/2027	230,000	220,254
Toronto-Dominion Bank (The) (Canada),
5.53%, 07/17/2026	230,000	232,859
5.16%, 01/10/2028	100,000	101,452
5.52%, 07/17/2028	230,000	236,834
U.S. Bancorp,
1.45%, 05/12/2025	125,000	121,429
6.79%, 10/26/2027(g)	230,000	238,868
4.55%, 07/22/2028(g)	150,000	148,539
5.78%, 06/12/2029(g)	500,000	515,036
UBS AG (Switzerland), 5.00%, 07/09/2027	1,000,000	1,005,275
Wells Fargo & Co.,
2.19%, 04/30/2026(g)	150,000	146,478
4.54%, 08/15/2026(g)	920,000	913,072
3.00%, 10/23/2026	700,000	673,692
3.53%, 03/24/2028(g)	160,000	154,447
4.81%, 07/25/2028(g)	100,000	99,760
6.30%, 10/23/2029(g)	100,000	105,315
Westpac Banking Corp. (Australia),
2.70%, 08/19/2026	460,000	442,758
3.40%, 01/25/2028	105,000	101,200
1.95%, 11/20/2028	560,000	504,078
		26,815,106
Diversified Capital Markets–0.07%
Deutsche Bank AG (Germany),
2.13%, 11/24/2026(g)	610,000	584,461
2.55%, 01/07/2028(g)	150,000	140,605
		725,066
Diversified Chemicals–0.13%
Celanese US Holdings LLC, 6.17%, 07/15/2027	460,000	472,509
Chemours Co. (The),
5.38%, 05/15/2027	287,000	276,002
5.75%, 11/15/2028(f)	213,000	199,489
INEOS Finance PLC (Luxembourg), 6.75%, 05/15/2028(f)	336,000	337,725
		1,285,725
Diversified Financial Services–0.55%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(f)	239,000	236,325
Block Financial LLC, 2.50%, 07/15/2028	690,000	628,615
Corebridge Financial, Inc., 3.65%, 04/05/2027	130,000	126,062
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(f)	430,000	460,858
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(f)	466,000	433,241
Midcap Financial Issuer Trust,
6.50%, 05/01/2028(f)	615,000	594,594
5.63%, 01/15/2030(f)	285,000	256,708
	Principal Amount	Value
Diversified Financial Services–(continued)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(c)(f)	$500,000	$472,818
PHH Mortgage Corp., 7.88%, 03/15/2026(f)	849,000	833,918
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/06/2031(f)	500,000	438,401
United Wholesale Mortgage LLC,
5.50%, 11/15/2025(f)	477,000	473,923
5.75%, 06/15/2027(f)	250,000	246,486
5.50%, 04/15/2029(f)	290,000	279,887
		5,481,836
Diversified Metals & Mining–0.14%
BHP Billiton Finance (USA) Ltd. (Australia), 6.42%, 03/01/2026	230,000	235,673
Mineral Resources Ltd. (Australia),
8.00%, 11/01/2027(f)	650,000	667,720
9.25%, 10/01/2028(c)(f)	450,000	479,121
		1,382,514
Diversified Real Estate Activities–0.00%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(f)	4,000	4,002
Diversified REITs–0.13%
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(c)(f)	469,000	424,874
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(f)	276,000	257,988
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, 06/15/2025(f)	630,000	623,555
		1,306,417
Diversified Support Services–0.14%
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028(f)	396,000	309,552
Neptune Bidco US, Inc., 9.29%, 04/15/2029(f)	963,000	943,946
Sabre GLBL, Inc., 8.63%, 06/01/2027(f)	124,000	115,994
		1,369,492
Drug Retail–0.03%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026(c)	315,000	300,403
Education Services–0.06%
Grand Canyon University, 5.13%, 10/01/2028	630,000	578,544
Electric Utilities–0.75%
Alabama Power Co., 3.75%, 09/01/2027(c)	460,000	449,730
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Electric Utilities–(continued)
Edison International,
4.13%, 03/15/2028	$100,000	$97,165
5.25%, 11/15/2028(c)	490,000	494,553
8.13%, 06/15/2053(g)	506,000	531,370
7.88%, 06/15/2054(g)	450,000	472,140
Entergy Louisiana LLC, 2.40%, 10/01/2026	230,000	219,194
Eversource Energy, 5.95%, 02/01/2029	100,000	104,116
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	230,000	223,162
Fortis, Inc. (Canada), 3.06%, 10/04/2026	460,000	441,581
National Rural Utilities Cooperative Finance Corp.,
5.45%, 10/30/2025(c)	460,000	463,095
1.00%, 06/15/2026	300,000	279,945
NextEra Energy Operating Partners L.P.,
3.88%, 10/15/2026(c)(f)	800,000	768,272
4.50%, 09/15/2027(f)	125,000	119,773
Pacific Gas and Electric Co.,
3.30%, 12/01/2027	100,000	94,625
3.00%, 06/15/2028	85,000	79,296
6.10%, 01/15/2029	230,000	239,240
Public Service Co. of Colorado, 3.70%, 06/15/2028	690,000	666,198
Southern California Edison Co.,
Series E, 3.70%, 08/01/2025	230,000	226,804
5.85%, 11/01/2027(c)	460,000	474,869
System Energy Resources, Inc., 6.00%, 04/15/2028	150,000	155,143
Vistra Operations Co. LLC,
5.63%, 02/15/2027(f)	559,000	555,055
5.00%, 07/31/2027(f)	200,000	195,981
Xcel Energy, Inc., 3.35%, 12/01/2026	150,000	144,924
		7,496,231
Electrical Components & Equipment–0.10%
Atkore, Inc., 4.25%, 06/01/2031(f)	420,000	375,845
Emerson Electric Co., 1.80%, 10/15/2027	80,000	73,691
EnerSys, 4.38%, 12/15/2027(f)	600,000	576,541
		1,026,077
Electronic Manufacturing Services–0.09%
Flex Ltd., 4.75%, 06/15/2025	460,000	457,071
Jabil, Inc., 1.70%, 04/15/2026	460,000	434,520
		891,591
Environmental & Facilities Services–0.09%
Enviri Corp., 5.75%, 07/31/2027(f)	763,000	741,029
GFL Environmental, Inc., 3.75%, 08/01/2025(f)	190,000	188,005
		929,034
	Principal Amount	Value
Fertilizers & Agricultural Chemicals–0.09%
Consolidated Energy Finance S.A. (Switzerland),
5.63%, 10/15/2028(f)	$559,000	$447,930
12.00%, 02/15/2031(f)	480,000	474,477
		922,407
Financial Exchanges & Data–0.16%
Cboe Global Markets, Inc., 3.65%, 01/12/2027	60,000	58,612
Coinbase Global, Inc., 3.38%, 10/01/2028(f)	505,000	444,986
Intercontinental Exchange, Inc., 4.00%, 09/15/2027	460,000	451,734
S&P Global, Inc.,
2.45%, 03/01/2027	65,000	61,678
2.70%, 03/01/2029	600,000	555,277
		1,572,287
Food Distributors–0.08%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(f)	707,000	528,213
Sysco Corp., 3.75%, 10/01/2025	230,000	226,601
		754,814
Food Retail–0.01%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(f)	140,000	136,613
Gas Utilities–0.09%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 05/20/2025	46,000	45,728
5.88%, 08/20/2026	316,000	311,514
9.38%, 06/01/2028(c)(f)	440,000	460,916
Southwest Gas Corp., 5.45%, 03/23/2028	80,000	81,357
		899,515
Health Care Equipment–0.07%
Baxter International, Inc., 2.27%, 12/01/2028(c)	545,000	490,651
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	230,000	232,068
		722,719
Health Care Facilities–0.10%
HCA, Inc., 5.63%, 09/01/2028	150,000	153,602
LifePoint Health, Inc.,
9.88%, 08/15/2030(f)	267,000	291,315
11.00%, 10/15/2030(f)	349,000	392,138
Universal Health Services, Inc., 1.65%, 09/01/2026	134,000	124,905
		961,960
Health Care REITs–0.13%
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027(c)	952,000	781,344
4.63%, 08/01/2029(c)	557,000	404,796
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Health Care REITs–(continued)
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	$120,000	$119,721
		1,305,861
Health Care Services–0.35%
CommonSpirit Health,
1.55%, 10/01/2025	64,000	61,192
6.07%, 11/01/2027	460,000	478,068
Community Health Systems, Inc.,
5.63%, 03/15/2027(f)	597,000	572,180
8.00%, 12/15/2027(f)	329,000	329,550
5.25%, 05/15/2030(f)	636,000	555,360
CVS Health Corp.,
2.88%, 06/01/2026	230,000	221,653
4.30%, 03/25/2028	500,000	490,310
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	230,000	216,150
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(f)	453,000	453,403
Sutter Health, Series 20A, 1.32%, 08/15/2025	167,000	160,142
		3,538,008
Health Care Supplies–0.12%
Bausch & Lomb Corp., 8.38%, 10/01/2028(c)(f)	590,000	606,916
Embecta Corp., 5.00%, 02/15/2030(c)(f)	700,000	600,332
		1,207,248
Health Care Technology–0.08%
athenahealth Group, Inc., 6.50%, 02/15/2030(f)	858,000	809,836
Home Furnishings–0.07%
Tempur Sealy International, Inc., 3.88%, 10/15/2031(f)	767,000	660,977
Home Improvement Retail–0.05%
Home Depot, Inc. (The), 2.50%, 04/15/2027	80,000	75,997
Lowe’s Cos., Inc., 4.80%, 04/01/2026	474,000	473,835
		549,832
Homebuilding–0.24%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	305,000	302,384
DR Horton, Inc., 2.60%, 10/15/2025	920,000	893,743
Lennar Corp., 4.75%, 11/29/2027	60,000	60,033
LGI Homes, Inc., 4.00%, 07/15/2029(f)	508,000	455,265
Taylor Morrison Communities, Inc.,
5.88%, 06/15/2027(f)	640,000	643,253
5.75%, 01/15/2028(f)	100,000	100,211
		2,454,889
Hotel & Resort REITs–0.15%
Host Hotels & Resorts L.P.,
Series E, 4.00%, 06/15/2025	920,000	908,129
Series F, 4.50%, 02/01/2026	50,000	49,547
	Principal Amount	Value
Hotel & Resort REITs–(continued)
Service Properties Trust,
4.95%, 02/15/2027	$197,000	$184,747
4.95%, 10/01/2029(c)	505,000	402,996
		1,545,419
Hotels, Resorts & Cruise Lines–0.10%
Booking Holdings, Inc., 3.55%, 03/15/2028	50,000	48,397
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(f)	540,000	526,291
Travel + Leisure Co., 6.60%, 10/01/2025	444,000	448,087
		1,022,775
Housewares & Specialties–0.13%
Newell Brands, Inc.,
5.70%, 04/01/2026	454,000	453,267
6.38%, 09/15/2027(c)	456,000	456,907
6.63%, 09/15/2029(c)	436,000	438,248
		1,348,422
Human Resource & Employment Services–0.10%
AMN Healthcare, Inc., 4.00%, 04/15/2029(f)	1,015,000	930,334
Automatic Data Processing, Inc., 3.38%, 09/15/2025	100,000	98,467
		1,028,801
Independent Power Producers & Energy Traders–0.04%
AES Corp. (The), 5.45%, 06/01/2028	80,000	80,797
Calpine Corp., 4.50%, 02/15/2028(f)	300,000	287,572
		368,369
Industrial Conglomerates–0.04%
3M Co., 2.88%, 10/15/2027	460,000	436,189
Industrial Machinery & Supplies & Components–0.05%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(f)	396,000	393,689
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	80,000	78,169
		471,858
Insurance Brokers–0.04%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(f)	349,000	346,718
Willis North America, Inc., 4.65%, 06/15/2027	75,000	74,590
		421,308
Integrated Oil & Gas–0.16%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	395,000	385,067
Chevron USA, Inc., 1.02%, 08/12/2027	100,000	90,524
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(f)	260,000	259,252
8.63%, 03/15/2029(f)	765,000	795,232
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Integrated Oil & Gas–(continued)
Exxon Mobil Corp., 3.29%, 03/19/2027	$50,000	$48,892
		1,578,967
Integrated Telecommunication Services–0.36%
Altice France S.A. (France),
8.13%, 02/01/2027(f)	353,000	285,743
5.13%, 07/15/2029(f)	551,000	386,995
5.50%, 10/15/2029(f)	200,000	140,896
British Telecommunications PLC (United Kingdom), 5.13%, 12/04/2028	400,000	405,428
CommScope LLC, 6.00%, 03/01/2026(f)	329,000	309,236
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(f)	814,000	800,849
Consolidated Communications, Inc., 6.50%, 10/01/2028(f)	292,000	263,711
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(f)	629,000	630,925
Level 3 Financing, Inc., 10.50%, 05/15/2030(f)	347,000	356,369
		3,580,152
Interactive Home Entertainment–0.02%
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(f)	181,000	169,338
Interactive Media & Services–0.06%
Baidu, Inc. (China), 4.38%, 03/29/2028	300,000	296,521
Nexstar Media, Inc., 5.63%, 07/15/2027(f)	268,000	260,161
		556,682
Internet Services & Infrastructure–0.08%
Arches Buyer, Inc., 4.25%, 06/01/2028(c)(f)	650,000	580,638
Cogent Communications Group, Inc., 3.50%, 05/01/2026(f)	261,000	250,992
		831,630
Investment Banking & Brokerage–0.46%
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	400,000	387,731
Charles Schwab Corp. (The),
2.00%, 03/20/2028	100,000	91,173
6.20%, 11/17/2029(g)	200,000	209,718
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	125,000	122,318
1.54%, 09/10/2027(g)	140,000	130,296
1.95%, 10/21/2027(g)	375,000	350,962
3.62%, 03/15/2028(g)	105,000	101,669
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 05/15/2026	499,000	497,762
5.25%, 05/15/2027	280,000	268,752
Morgan Stanley,
3.63%, 01/20/2027	130,000	126,945
1.59%, 05/04/2027(g)	110,000	103,645
6.30%, 10/18/2028(g)	600,000	625,942
6.41%, 11/01/2029(g)	460,000	486,684
	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Nomura Holdings, Inc. (Japan),
5.10%, 07/03/2025	$920,000	$917,762
1.65%, 07/14/2026	200,000	187,132
		4,608,491
IT Consulting & Other Services–0.28%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(f)	193,000	183,069
EquipmentShare.com, Inc., 9.00%, 05/15/2028(f)	337,000	347,303
International Business Machines Corp.,
3.45%, 02/19/2026	150,000	147,004
3.30%, 05/15/2026	100,000	97,708
6.22%, 08/01/2027	460,000	480,982
Kyndryl Holdings, Inc.,
2.05%, 10/15/2026	200,000	186,846
2.70%, 10/15/2028(c)	920,000	837,189
Unisys Corp., 6.88%, 11/01/2027(f)	580,000	520,148
		2,800,249
Leisure Facilities–0.10%
Life Time, Inc., 5.75%, 01/15/2026(f)	366,000	364,839
NCL Corp. Ltd., 5.88%, 02/15/2027(f)	634,000	629,803
		994,642
Life & Health Insurance–0.16%
Brighthouse Financial, Inc., 3.70%, 06/22/2027	460,000	441,796
Genworth Holdings, Inc., 6.50%, 06/15/2034	640,000	616,717
Globe Life, Inc., 4.55%, 09/15/2028(c)	400,000	389,042
Principal Financial Group, Inc., 3.40%, 05/15/2025	160,000	157,765
		1,605,320
Life Sciences Tools & Services–0.04%
IQVIA, Inc., 5.00%, 05/15/2027(f)	419,000	411,694
Managed Health Care–0.01%
Centene Corp., 2.45%, 07/15/2028	60,000	54,097
Marine Transportation–0.02%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(f)	276,000	248,679
Metal, Glass & Plastic Containers–0.01%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(f)	143,000	121,108
Movies & Entertainment–0.12%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(f)	326,000	330,099
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(f)	617,000	649,964
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Movies & Entertainment–(continued)
TWDC Enterprises 18 Corp., 1.85%, 07/30/2026	$200,000	$189,329
		1,169,392
Multi-Family Residential REITs–0.04%
Mid-America Apartments L.P., 3.60%, 06/01/2027	460,000	446,547
Multi-line Insurance–0.01%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	94,000	95,156
Multi-Utilities–0.25%
AEP Texas, Inc., 3.95%, 06/01/2028(c)	700,000	676,581
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(g)	1,037,000	949,019
Sempra, 3.25%, 06/15/2027	920,000	881,143
		2,506,743
Office REITs–0.10%
Boston Properties L.P., 4.50%, 12/01/2028	100,000	96,116
Highwoods Realty L.P., 4.20%, 04/15/2029(c)	460,000	431,856
Office Properties Income Trust, 9.00%, 09/30/2029(f)	635,000	504,190
		1,032,162
Office Services & Supplies–0.17%
ACCO Brands Corp., 4.25%, 03/15/2029(c)(f)	770,000	701,603
Pitney Bowes, Inc.,
6.88%, 03/15/2027(c)(f)	378,000	374,205
7.25%, 03/15/2029(f)	350,000	329,300
Steelcase, Inc., 5.13%, 01/18/2029	353,000	341,006
		1,746,114
Oil & Gas Drilling–0.15%
Nabors Industries, Inc.,
7.38%, 05/15/2027(f)	635,000	647,042
9.13%, 01/31/2030(c)(f)	483,000	516,349
Rockies Express Pipeline LLC, 7.50%, 07/15/2038(f)	366,000	383,774
		1,547,165
Oil & Gas Equipment & Services–0.08%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	155,000	148,930
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(f)	600,000	620,794
		769,724
Oil & Gas Exploration & Production–0.50%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(f)	405,000	427,741
California Resources Corp., 8.25%, 06/15/2029(f)	310,000	317,654
Civitas Resources, Inc., 5.00%, 10/15/2026(f)	297,000	290,706
	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Comstock Resources, Inc.,
6.75%, 03/01/2029(c)(f)	$500,000	$484,905
5.88%, 01/15/2030(f)	649,000	604,243
ConocoPhillips Co., 6.95%, 04/15/2029	690,000	759,140
Crescent Energy Finance LLC, 9.25%, 02/15/2028(f)	285,000	301,089
Devon Energy Corp., 5.25%, 10/15/2027	75,000	75,411
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(f)	307,000	300,570
8.38%, 11/01/2033(f)	490,000	530,351
6.88%, 05/15/2034(f)	400,000	398,190
Pioneer Natural Resources Co., 1.13%, 01/15/2026	230,000	218,628
SM Energy Co., 6.63%, 01/15/2027	293,000	293,556
		5,002,184
Oil & Gas Refining & Marketing–0.15%
EnLink Midstream Partners L.P., 4.15%, 06/01/2025	460,000	453,540
HF Sinclair Corp., 5.88%, 04/01/2026	94,000	94,726
NuStar Logistics L.P.,
6.00%, 06/01/2026	422,000	422,776
5.63%, 04/28/2027	555,000	553,339
		1,524,381
Oil & Gas Storage & Transportation–0.89%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	125,000	125,649
Enbridge, Inc. (Canada),
4.25%, 12/01/2026	230,000	227,011
5.30%, 04/05/2029	920,000	937,222
Energy Transfer L.P.,
4.40%, 03/15/2027	60,000	59,319
4.20%, 04/15/2027	900,000	885,155
5.50%, 06/01/2027	50,000	50,750
4.95%, 06/15/2028	230,000	230,723
ITT Holdings LLC, 6.50%, 08/01/2029(f)	417,000	391,590
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(f)	290,000	317,910
New Fortress Energy, Inc.,
6.75%, 09/15/2025(f)	601,000	591,241
6.50%, 09/30/2026(c)(f)	617,000	574,131
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(f)	670,000	685,059
ONEOK, Inc., 5.65%, 11/01/2028	100,000	103,126
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
6.00%, 03/01/2027(f)	200,000	198,707
7.38%, 02/15/2029(f)	300,000	304,123
6.00%, 12/31/2030(f)	775,000	734,950
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	300,000	293,896
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Venture Global LNG, Inc.,
9.50%, 02/01/2029(f)	$636,000	$707,941
8.38%, 06/01/2031(c)(f)	746,000	784,421
9.88%, 02/01/2032(f)	712,000	790,827
		8,993,751
Other Specialized REITs–0.02%
EPR Properties, 4.75%, 12/15/2026	75,000	73,819
Iron Mountain, Inc., 4.88%, 09/15/2027(f)	168,000	164,168
		237,987
Other Specialty Retail–0.17%
Bath & Body Works, Inc., 6.69%, 01/15/2027(c)	490,000	500,507
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(c)(f)	237,000	175,570
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 02/15/2028(f)	452,000	425,121
7.75%, 02/15/2029(c)(f)	372,000	361,434
Victra Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(f)	247,000	248,191
		1,710,823
Packaged Foods & Meats–0.08%
Conagra Brands, Inc., 1.38%, 11/01/2027	100,000	89,636
McCormick & Co., Inc., 3.40%, 08/15/2027	230,000	221,594
TKC Holdings, Inc., 6.88%, 05/15/2028(c)(f)	330,000	322,443
Tyson Foods, Inc., 4.00%, 03/01/2026	127,000	125,128
		758,801
Paper & Plastic Packaging Products & Materials–0.25%
Berry Global, Inc., 1.57%, 01/15/2026	80,000	76,054
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	879,000	866,293
LABL, Inc., 5.88%, 11/01/2028(f)	266,000	246,142
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(f)	205,000	205,501
Sealed Air Corp.,
6.13%, 02/01/2028(f)	184,000	185,426
6.88%, 07/15/2033(c)(f)	430,000	452,931
WRKCo, Inc., 4.65%, 03/15/2026	460,000	456,955
		2,489,302
Paper Products–0.06%
Domtar Corp., 6.75%, 10/01/2028(f)	699,000	636,907
Passenger Airlines–0.38%
Air Canada (Canada), 3.88%, 08/15/2026(f)	190,000	182,903
Air Canada Pass-Through Trust (Canada), Series 2020-1, Class C, 10.50%, 07/15/2026(f)	53,000	57,174
Allegiant Travel Co., 7.25%, 08/15/2027(c)(f)	410,000	382,738
	Principal Amount	Value
Passenger Airlines–(continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(f)	$547,750	$544,559
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(c)(f)	434,000	408,427
Southwest Airlines Co.,
3.00%, 11/15/2026	1,360,000	1,301,961
3.45%, 11/16/2027	125,000	119,234
United AirLines, Inc., 4.38%, 04/15/2026(f)	799,000	779,582
		3,776,578
Passenger Ground Transportation–0.04%
Uber Technologies, Inc., 8.00%, 11/01/2026(f)	400,000	401,966
Personal Care Products–0.06%
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(f)	571,000	567,853
Pharmaceuticals–0.36%
AdaptHealth LLC, 5.13%, 03/01/2030(c)(f)	683,000	611,102
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	920,000	903,510
Bausch Health Cos., Inc., 5.50%, 11/01/2025(f)	465,000	436,009
Bristol-Myers Squibb Co.,
0.75%, 11/13/2025	100,000	95,062
3.45%, 11/15/2027	230,000	222,180
3.90%, 02/20/2028	1,150,000	1,128,112
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	134,000	131,451
Viatris, Inc., 2.30%, 06/22/2027	85,000	78,796
		3,606,222
Property & Casualty Insurance–0.05%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	75,000	74,828
Hanover Insurance Group, Inc. (The), 4.50%, 04/15/2026	230,000	227,570
Loews Corp., 3.75%, 04/01/2026	230,000	226,021
		528,419
Publishing–0.06%
Gannett Holdings LLC, 6.00%, 11/01/2026(f)	608,000	591,123
Rail Transportation–0.07%
CSX Corp.,
3.35%, 11/01/2025	460,000	451,251
3.25%, 06/01/2027	230,000	222,482
		673,733
Real Estate Development–0.04%
Forestar Group, Inc., 3.85%, 05/15/2026(f)	388,000	375,509
Real Estate Services–0.14%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(c)(f)	614,254	521,453
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Real Estate Services–(continued)
Newmark Group, Inc., 7.50%, 01/12/2029	$845,000	$887,822
		1,409,275
Regional Banks–0.30%
Santander Holdings USA, Inc.,
3.45%, 06/02/2025	230,000	226,103
2.49%, 01/06/2028(g)	100,000	93,226
6.50%, 03/09/2029(c)(g)	920,000	950,371
Synovus Financial Corp., 5.20%, 08/11/2025	230,000	228,818
Truist Bank, 3.30%, 05/15/2026	920,000	890,349
Truist Financial Corp.,
4.26%, 07/28/2026(g)	230,000	227,320
4.87%, 01/26/2029(g)	100,000	99,643
Verde Purchaser LLC, 10.50%, 11/30/2030(f)	235,000	250,093
		2,965,923
Reinsurance–0.09%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(f)(g)	992,000	930,812
Research & Consulting Services–0.03%
Equifax, Inc., 2.60%, 12/15/2025	230,000	222,265
Verisk Analytics, Inc., 4.00%, 06/15/2025	34,000	33,636
		255,901
Restaurants–0.04%
Darden Restaurants, Inc., 3.85%, 05/01/2027(c)	460,000	448,023
Retail REITs–0.19%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC,
5.75%, 05/15/2026(c)(f)	500,000	494,948
4.50%, 04/01/2027(c)(f)	367,000	347,268
Kite Realty Group L.P., 4.00%, 10/01/2026	400,000	390,328
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(c)(f)	594,000	541,313
Realty Income Corp., 4.88%, 06/01/2026	80,000	79,962
Simon Property Group L.P., 3.30%, 01/15/2026	64,000	62,523
		1,916,342
Security & Alarm Services–0.11%
CoreCivic, Inc.,
4.75%, 10/15/2027(c)	327,000	309,957
8.25%, 04/15/2029	280,000	294,943
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(f)	514,000	513,948
		1,118,848
Semiconductors–0.08%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(f)	279,000	294,955
	Principal Amount	Value
Semiconductors–(continued)
Intel Corp., 3.15%, 05/11/2027	$230,000	$221,751
Skyworks Solutions, Inc., 1.80%, 06/01/2026	300,000	282,291
		798,997
Single-Family Residential REITs–0.02%
Tanger Properties L.P., 3.13%, 09/01/2026	230,000	219,803
Soft Drinks & Non-alcoholic Beverages–0.06%
PepsiCo Singapore Financing I Pte. Ltd., 4.65%, 02/16/2027	600,000	602,318
Specialized Consumer Services–0.04%
Sotheby’s, 7.38%, 10/15/2027(f)	430,000	358,551
Specialized Finance–0.04%
Blackstone Private Credit Fund, 3.25%, 03/15/2027	235,000	220,112
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(f)	171,000	169,941
		390,053
Specialty Chemicals–0.10%
PPG Industries, Inc., 1.20%, 03/15/2026	67,000	63,109
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(f)	582,000	569,300
WR Grace Holdings LLC, 5.63%, 08/15/2029(f)	400,000	366,451
		998,860
Steel–0.13%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026	264,000	261,321
Cleveland-Cliffs, Inc.,
6.75%, 04/15/2030(f)	269,000	271,164
7.00%, 03/15/2032(f)	210,000	211,021
Nucor Corp.,
2.00%, 06/01/2025	460,000	447,887
3.95%, 05/01/2028	100,000	97,870
		1,289,263
Systems Software–0.09%
Gen Digital, Inc., 6.75%, 09/30/2027(f)	294,000	299,245
McAfee Corp., 7.38%, 02/15/2030(f)	310,000	289,364
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(f)	262,000	228,186
VMware LLC, 4.65%, 05/15/2027	130,000	129,412
		946,207
Technology Distributors–0.03%
Avnet, Inc.,
4.63%, 04/15/2026	75,000	74,300
6.25%, 03/15/2028	230,000	239,122
		313,422
Technology Hardware, Storage & Peripherals–0.17%
Apple, Inc.,
3.25%, 02/23/2026	150,000	147,084
3.20%, 05/11/2027	135,000	131,044
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Technology Hardware, Storage & Peripherals–(continued)
Western Digital Corp., 4.75%, 02/15/2026	$438,000	$430,727
Xerox Corp., 6.75%, 12/15/2039(c)	513,000	403,823
Xerox Holdings Corp.,
5.00%, 08/15/2025(f)	161,000	158,346
5.50%, 08/15/2028(f)	483,000	410,252
		1,681,276
Telecom Tower REITs–0.25%
American Tower Corp.,
1.30%, 09/15/2025	134,000	128,465
3.13%, 01/15/2027	400,000	384,093
3.65%, 03/15/2027	305,000	296,003
3.55%, 07/15/2027	105,000	101,226
Crown Castle, Inc.,
1.35%, 07/15/2025	460,000	443,222
3.65%, 09/01/2027	230,000	221,932
4.80%, 09/01/2028(c)	460,000	458,228
SBA Communications Corp., 3.88%, 02/15/2027	481,000	463,440
		2,496,609
Tires & Rubber–0.05%
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	465,000	453,984
Tobacco–0.25%
Altria Group, Inc., 4.40%, 02/14/2026	134,000	132,874
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026	134,000	129,514
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026	230,000	218,104
Philip Morris International, Inc.,
2.75%, 02/25/2026(c)	460,000	445,400
4.88%, 02/15/2028	160,000	161,160
3.13%, 03/02/2028	230,000	218,360
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	460,000	456,462
Vector Group Ltd., 5.75%, 02/01/2029(f)	817,000	784,620
		2,546,494
Trading Companies & Distributors–0.07%
Air Lease Corp., 4.63%, 10/01/2028	90,000	88,815
Herc Holdings, Inc., 5.50%, 07/15/2027(c)(f)	620,000	615,344
		704,159
Transaction & Payment Processing Services–0.09%
Block, Inc., 2.75%, 06/01/2026	276,000	262,775
Global Payments, Inc., 2.15%, 01/15/2027	110,000	103,298
NCR Atleos Corp., 9.50%, 04/01/2029(f)	465,000	508,337
Western Union Co. (The), 1.35%, 03/15/2026	75,000	70,667
		945,077
	Principal Amount		Value
Water Utilities–0.07%
United Utilities PLC (United Kingdom), 6.88%, 08/15/2028		$700,000	$748,003
Wireless Telecommunication Services–0.01%
Sprint Capital Corp., 6.88%, 11/15/2028		70,000	75,105
Total U.S. Dollar Denominated Bonds & Notes (Cost $215,287,134)			217,101,747
Non-U.S. Dollar Denominated Bonds & Notes–4.51%(j)
Agricultural Products & Services–0.05%
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	435,000	458,500
Apparel, Accessories & Luxury Goods–0.01%
PVH Corp., 3.13%, 12/15/2027(f)	EUR	100,000	107,025
Application Software–0.03%
Dassault Systemes SE (France), 0.13%, 09/16/2026(f)	EUR	300,000	305,194
Automobile Manufacturers–0.22%
American Honda Finance Corp., 0.30%, 07/07/2028	EUR	480,000	464,460
Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(f)	EUR	560,000	596,509
RCI Banque S.A. (France), 3.88%, 01/12/2029(f)	EUR	200,000	218,920
Volkswagen Financial Services Overseas AG (Germany),
0.13%, 02/12/2027(f)	EUR	90,000	90,032
2.25%, 10/01/2027(f)	EUR	49,000	51,617
Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(f)	EUR	440,000	460,688
0.38%, 07/20/2026(f)	EUR	85,000	86,914
4.63%, 03/25/2029(f)	EUR	200,000	226,663
			2,195,803
Automotive Retail–0.04%
Leasys S.p.A. (Italy),
4.50%, 07/26/2026(f)	EUR	220,000	241,752
4.63%, 02/16/2027(f)	EUR	110,000	122,241
			363,993
Brewers–0.02%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.00%, 03/17/2028(f)	EUR	100,000	105,039
Carlsberg Breweries A/S (Denmark), 3.50%, 11/26/2026(f)	EUR	110,000	119,926
			224,965
Broadcasting–0.05%
Discovery Communications LLC, 1.90%, 03/19/2027	EUR	110,000	113,371
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(f)	EUR	400,000	426,263
			539,634
Cable & Satellite–0.01%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(f)	EUR	120,000	126,571
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Casinos & Gaming–0.01%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(f)(h)	EUR	216,503	$112,469
Commercial & Residential Mortgage Finance–0.04%
Aareal Bank AG (Germany), 0.50%, 04/07/2027(f)	EUR	100,000	98,747
Berlin Hyp AG (Germany), 0.38%, 01/25/2027(f)	EUR	300,000	301,768
			400,515
Construction Machinery & Heavy Transportation Equipment– 0.03%
Knorr-Bremse AG (Germany), 3.25%, 09/21/2027(f)	EUR	300,000	326,168
Construction Materials–0.04%
Danfoss Finance I B.V. (Denmark), 0.38%, 10/28/2028(f)	EUR	100,000	95,957
Heidelberg Materials Finance (Luxembourg) S.A. (Germany), 1.63%, 04/07/2026(f)	EUR	60,000	63,333
Holcim Finance (Luxembourg) S.A. (Switzerland), 0.50%, 11/29/2026(f)	EUR	200,000	203,712
			363,002
Consumer Finance–0.07%
CA Auto Bank S.p.A. (Italy), 4.38%, 06/08/2026(f)	EUR	200,000	219,917
General Motors Financial Co., Inc., 0.65%, 09/07/2028(f)	EUR	480,000	466,302
			686,219
Distillers & Vintners–0.02%
Diageo Finance PLC (United Kingdom), 3.50%, 06/26/2025(f)	EUR	200,000	216,482
Diversified Banks–1.27%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 0.20%, 09/23/2027(f)	EUR	230,000	227,152
ASB Bank Ltd. (New Zealand), 0.25%, 09/08/2028(f)	EUR	200,000	191,998
Banco BPM S.p.A. (Italy), 4.63%, 11/29/2027(f)	EUR	300,000	336,776
Banco Santander S.A. (Spain),
3.13%, 01/19/2027(f)	EUR	100,000	107,811
0.50%, 02/04/2027(f)	EUR	100,000	101,646
Bank of America Corp., 0.58%, 08/24/2028(f)(g)	EUR	230,000	230,015
Bankinter S.A. (Spain), 0.88%, 07/08/2026(f)	EUR	100,000	103,366
Banque Federative du Credit Mutuel S.A. (France),
2.13%, 09/12/2026(f)	EUR	100,000	105,379
1.63%, 11/15/2027(f)	EUR	200,000	203,577
0.63%, 11/19/2027(f)	EUR	200,000	197,815
3.88%, 01/26/2028(f)	EUR	300,000	328,959
4.13%, 03/13/2029(f)	EUR	100,000	112,067
	Principal Amount		Value
Diversified Banks–(continued)
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG (Austria), 0.38%, 09/03/2027(f)	EUR	200,000	$196,810
Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(f)	EUR	200,000	208,243
BNP Paribas S.A. (France),
1.50%, 11/17/2025(f)	EUR	340,000	359,196
1.13%, 06/11/2026(f)	EUR	260,000	270,478
2.88%, 10/01/2026(f)	EUR	100,000	106,839
0.25%, 04/13/2027(f)(g)	EUR	100,000	102,488
0.50%, 02/19/2028(f)(g)	EUR	300,000	301,413
1.50%, 05/25/2028(f)	EUR	220,000	224,178
Ceska sporitelna A.S. (Czech Republic), 5.94%, 06/29/2027(f)(g)	EUR	300,000	334,805
Citigroup, Inc., 1.50%, 07/24/2026(f)(g)	EUR	320,000	339,328
Credit Agricole S.A. (France),
0.38%, 10/21/2025(f)	EUR	400,000	417,270
1.13%, 02/24/2029(f)	EUR	300,000	296,879
Euroclear Bank S.A. (Belgium), 3.63%, 10/13/2027(f)	EUR	310,000	341,814
Hamburg Commercial Bank AG (Germany), 4.88%, 03/30/2027(f)	EUR	220,000	245,212
ING Groep N.V. (Netherlands), 2.00%, 09/20/2028(f)	EUR	200,000	206,545
Intesa Sanpaolo S.p.A. (Italy), 4.50%, 10/02/2025(f)	EUR	310,000	338,785
Investec Bank PLC (United Kingdom), 1.25%, 08/11/2026(f)(g)	EUR	100,000	105,123
Lloyds Bank Corporate Markets PLC (United Kingdom), 4.13%, 05/30/2027(f)	EUR	200,000	221,902
Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(f)	EUR	250,000	260,986
Muenchener Hypothekenbank eG (Germany), 0.88%, 09/12/2025(f)	EUR	400,000	418,297
NatWest Group PLC (United Kingdom),
4.07%, 09/06/2028(f)(g)	EUR	200,000	220,883
0.67%, 09/14/2029(f)(g)	EUR	100,000	96,866
NatWest Markets PLC (United Kingdom), 3.63%, 01/09/2029(f)	EUR	100,000	109,769
NIBC Bank N.V. (Netherlands), 0.25%, 09/09/2026(f)	EUR	100,000	101,215
OP Corporate Bank PLC (Finland), 0.60%, 01/18/2027	EUR	100,000	101,363
Raiffeisen Bank International AG (Austria), 5.75%, 01/27/2028(f)	EUR	200,000	231,560
Raiffeisen Schweiz Genossenschaft (Switzerland), 5.23%, 11/01/2027(f)	EUR	400,000	455,179
Skandinaviska Enskilda Banken AB (Sweden),
3.25%, 11/24/2025(f)	EUR	100,000	108,183
0.75%, 08/09/2027(f)	EUR	343,000	344,667
Societe Generale S.A. (France), 4.25%, 09/28/2026(f)	EUR	300,000	331,074
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Diversified Banks–(continued)
SpareBank 1 Oestlandet (Norway), 0.13%, 03/03/2028(f)	EUR	100,000	$97,118
Standard Chartered PLC (United Kingdom),
0.90%, 07/02/2027(f)(g)	EUR	100,000	103,195
0.80%, 11/17/2029(f)(g)	EUR	480,000	464,054
Svenska Handelsbanken AB (Sweden),
0.13%, 11/03/2026(f)	EUR	110,000	111,392
3.88%, 05/10/2027(f)	EUR	110,000	121,560
Swedbank AB (Sweden),
0.25%, 11/02/2026(f)	EUR	110,000	111,922
0.30%, 05/20/2027(f)(g)	EUR	100,000	102,637
2.10%, 05/25/2027(f)	EUR	220,000	232,234
0.20%, 01/12/2028(f)	EUR	250,000	243,619
4.13%, 11/13/2028(f)	EUR	200,000	224,794
Virgin Money UK PLC (United Kingdom), 4.63%, 10/29/2028(f)(g)	EUR	300,000	335,487
Wells Fargo & Co., 1.38%, 10/26/2026(f)	EUR	390,000	404,228
Westpac Banking Corp. (Australia), 1.45%, 07/17/2028(f)	EUR	200,000	204,022
Westpac Securities NZ Ltd. (New Zealand), 0.43%, 12/14/2026(f)	EUR	340,000	344,817
			12,744,990
Diversified Capital Markets–0.30%
Deutsche Bank AG (Germany),
2.63%, 02/12/2026(f)	EUR	300,000	320,680
0.75%, 02/17/2027(f)(g)	EUR	400,000	415,347
Macquarie Group Ltd. (Australia),
0.63%, 02/03/2027(f)	EUR	100,000	101,301
0.94%, 01/19/2029(f)	EUR	410,000	400,014
Santander Consumer Finance S.A. (Spain),
0.50%, 01/14/2027(f)	EUR	400,000	405,435
3.75%, 01/17/2029(f)	EUR	400,000	440,280
UBS Group AG (Switzerland),
0.25%, 02/24/2028(f)	EUR	240,000	233,321
0.25%, 11/05/2028(f)(g)	EUR	200,000	195,592
7.75%, 03/01/2029(f)(g)	EUR	380,000	468,693
			2,980,663
Diversified Chemicals–0.07%
BASF SE (Germany),
0.88%, 11/15/2027(f)	EUR	100,000	101,923
3.13%, 06/29/2028(f)	EUR	100,000	109,071
LANXESS AG (Germany), 1.75%, 03/22/2028(f)	EUR	500,000	507,854
			718,848
Diversified Financial Services–0.07%
Clearstream Banking AG (Germany), 0.00%, 12/01/2025(f)(k)	EUR	100,000	103,483
Euroclear Investments S.A. (Belgium), 1.13%, 12/07/2026(f)	EUR	200,000	207,495
JAB Holdings B.V. (Luxembourg), 1.00%, 12/20/2027(f)	EUR	200,000	201,530
Nykredit Realkredit A/S (Denmark), 4.00%, 07/17/2028(f)	EUR	200,000	220,477
			732,985
	Principal Amount		Value
Diversified Metals & Mining–0.01%
Glencore Capital Finance DAC (Australia), 0.75%, 03/01/2029(f)	EUR	110,000	$105,598
Diversified REITs–0.02%
Icade S.A. (France), 1.75%, 06/10/2026(f)	EUR	200,000	210,237
Electric Utilities–0.17%
Acciona Energia Financiacion Filiales S.A. (Spain), 0.38%, 10/07/2027(f)	EUR	200,000	197,328
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(f)	EUR	100,000	103,829
Duke Energy Corp., 3.10%, 06/15/2028	EUR	110,000	117,887
EDP Finance B.V. (Portugal),
0.38%, 09/16/2026(f)	EUR	110,000	112,079
1.50%, 11/22/2027(f)	EUR	100,000	102,845
Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(f)	EUR	470,000	468,858
SSE PLC (United Kingdom), 0.88%, 09/06/2025(f)	EUR	540,000	568,892
			1,671,718
Electronic Components–0.05%
Corning, Inc., 3.88%, 05/15/2026	EUR	420,000	457,655
Food Retail–0.05%
Alimentation Couche-Tard, Inc. (Canada), 1.88%, 05/06/2026(f)	EUR	440,000	463,534
Gas Utilities–0.10%
Italgas S.p.A. (Italy), 1.63%, 01/19/2027(f)	EUR	100,000	104,485
Snam S.p.A. (Italy),
1.25%, 08/28/2025(f)	EUR	200,000	211,684
3.38%, 02/19/2028(f)	EUR	250,000	272,072
Terega S.A.S.U. (France), 0.63%, 02/27/2028(f)	EUR	400,000	392,605
			980,846
Health Care Equipment–0.06%
Boston Scientific Corp., 0.63%, 12/01/2027	EUR	500,000	499,082
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	106,681
			605,763
Health Care Services–0.06%
Fresenius Finance Ireland PLC (Germany), 0.50%, 10/01/2028(f)	EUR	220,000	213,274
Fresenius Medical Care AG (Germany),
0.63%, 11/30/2026(f)	EUR	30,000	30,556
3.88%, 09/20/2027(f)	EUR	360,000	396,656
			640,486
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Highways & Railtracks–0.03%
Autostrade per l’Italia S.p.A. (Italy),
1.75%, 06/26/2026(f)	EUR	217,000	$228,151
2.00%, 12/04/2028(f)	EUR	100,000	101,585
			329,736
Household Appliances–0.04%
Whirlpool Finance (Luxembourg) S.a.r.l., 1.10%, 11/09/2027	EUR	340,000	344,118
Household Products–0.01%
Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	75,000	85,527
Human Resource & Employment Services–0.02%
Randstad N.V. (Netherlands), 3.61%, 03/12/2029(f)	EUR	220,000	239,898
Industrial Conglomerates–0.04%
Honeywell International, Inc., 2.25%, 02/22/2028	EUR	170,000	178,338
Smiths Group PLC (United Kingdom), 2.00%, 02/23/2027(f)	EUR	200,000	209,303
			387,641
Industrial Machinery & Supplies & Components–0.09%
Highland Holdings S.a.r.l., 0.32%, 12/15/2026	EUR	270,000	274,055
Sandvik AB (Sweden), 0.38%, 11/25/2028(f)	EUR	110,000	106,173
SKF AB (Sweden), 3.13%, 09/14/2028(f)	EUR	500,000	539,798
			920,026
Integrated Oil & Gas–0.13%
BP Capital Markets PLC, 1.59%, 07/03/2028(f)	EUR	450,000	459,274
Eni S.p.A. (Italy),
1.00%, 03/14/2025(f)	EUR	130,000	138,521
1.25%, 05/18/2026(f)	EUR	100,000	104,556
1.50%, 01/17/2027(f)	EUR	421,000	439,382
Shell International Finance B.V., 2.50%, 03/24/2026	EUR	100,000	107,286
			1,249,019
Integrated Telecommunication Services–0.10%
Telefonica Emisiones S.A. (Spain), 1.50%, 09/11/2025(f)	EUR	200,000	212,047
Telstra Corp. Ltd. (Australia), 1.38%, 03/26/2029(f)	EUR	220,000	221,521
Verizon Communications, Inc., 1.38%, 11/02/2028	EUR	570,000	576,707
			1,010,275
Investment Banking & Brokerage–0.04%
Goldman Sachs Group, Inc. (The), 0.25%, 01/26/2028(f)	EUR	72,000	70,829
Morgan Stanley,
4.81%, 10/25/2028(g)	EUR	200,000	226,974
4.66%, 03/02/2029(g)	EUR	110,000	124,151
			421,954
IT Consulting & Other Services–0.07%
DXC Technology Co., 1.75%, 01/15/2026	EUR	570,000	602,590
	Principal Amount		Value
IT Consulting & Other Services–(continued)
International Business Machines Corp., 1.25%, 01/29/2027	EUR	100,000	$103,811
			706,401
Life & Health Insurance–0.09%
Athene Global Funding, 0.37%, 09/10/2026(f)	EUR	341,000	345,882
New York Life Global Funding, 0.25%, 01/23/2027(f)	EUR	550,000	554,968
			900,850
Life Sciences Tools & Services–0.05%
Thermo Fisher Scientific, Inc.,
0.50%, 03/01/2028	EUR	410,000	406,835
1.38%, 09/12/2028	EUR	110,000	111,618
			518,453
Multi-Sector Holdings–0.04%
Berkshire Hathaway, Inc.,
1.13%, 03/16/2027	EUR	100,000	102,702
2.15%, 03/15/2028	EUR	220,000	231,058
Groupe Bruxelles Lambert N.V. (Belgium), 1.88%, 06/19/2025(f)	EUR	100,000	106,716
			440,476
Office REITs–0.01%
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(f)	EUR	100,000	105,711
Oil & Gas Exploration & Production–0.02%
Wintershall Dea Finance B.V. (Germany), 1.33%, 09/25/2028(f)	EUR	200,000	198,133
Oil & Gas Storage & Transportation–0.04%
APA Infrastructure Ltd. (Australia),
2.00%, 03/22/2027(f)	EUR	100,000	104,451
0.75%, 03/15/2029(f)	EUR	100,000	96,043
Vier Gas Transport GmbH (Germany), 1.50%, 09/25/2028(f)	EUR	200,000	202,527
			403,021
Packaged Foods & Meats–0.06%
General Mills, Inc., 0.13%, 11/15/2025	EUR	270,000	280,115
JDE Peet’s N.V. (Netherlands), 0.63%, 02/09/2028(f)	EUR	350,000	344,374
			624,489
Paper & Plastic Packaging Products & Materials–0.06%
Amcor UK Finance PLC (Australia), 1.13%, 06/23/2027	EUR	200,000	203,923
DS Smith PLC (United Kingdom), 0.88%, 09/12/2026(f)	EUR	400,000	411,299
			615,222
Passenger Airlines–0.07%
Deutsche Lufthansa AG (Germany), 2.88%, 05/16/2027(f)	EUR	300,000	318,234
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Passenger Airlines–(continued)
easyJet FinCo B.V. (United Kingdom), 1.88%, 03/03/2028(f)	EUR	400,000	$409,476
			727,710
Passenger Ground Transportation–0.06%
ALD S.A. (France), 4.75%, 10/13/2025(f)	EUR	500,000	548,705
Pharmaceuticals–0.10%
Merck & Co., Inc., 1.88%, 10/15/2026	EUR	400,000	421,694
Merck Financial Services GmbH (Germany), 0.38%, 07/05/2027(f)	EUR	100,000	100,224
Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(f)	EUR	440,000	462,941
			984,859
Precious Metals & Minerals–0.01%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(f)	EUR	100,000	105,348
Rail Transportation–0.04%
Aurizon Network Pty. Ltd. (Australia), 3.13%, 06/01/2026(f)	EUR	207,000	222,966
Holding dInfrastructures de Transport S.A.S.U. (France), 2.50%, 05/04/2027(f)	EUR	200,000	211,541
			434,507
Regional Banks–0.05%
Credit Mutuel Arkea S.A. (France),
0.88%, 05/07/2027(f)	EUR	100,000	101,734
0.38%, 10/03/2028(f)	EUR	100,000	96,232
SpareBank 1 SMN (Norway),
3.13%, 12/22/2025(f)	EUR	200,000	215,805
0.01%, 02/18/2028(f)	EUR	100,000	97,085
			510,856
Renewable Electricity–0.02%
EP Infrastructure A.S. (Czech Republic), 1.70%, 07/30/2026(f)	EUR	110,000	112,120
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	105,109
			217,229
Restaurants–0.02%
Sodexo S.A. (France), 0.75%, 04/27/2025(f)	EUR	150,000	158,841
Retail REITs–0.02%
Simon International Finance S.C.A., 1.25%, 05/13/2025(f)	EUR	210,000	222,915
Security & Alarm Services–0.02%
Securitas Treasury Ireland DAC (Sweden), 4.38%, 03/06/2029(f)	EUR	200,000	224,600
	Principal Amount		Value
Self-Storage REITs–0.02%
Goodman Australia Finance Pty. Ltd. (Australia), 1.38%, 09/27/2025(f)	EUR	200,000	$211,262
Soft Drinks & Non-alcoholic Beverages–0.04%
Coca-Cola Europacific Partners PLC (United Kingdom), 1.13%, 04/12/2029(f)	EUR	420,000	414,962
Specialty Chemicals–0.08%
Brenntag Finance B.V. (Germany), 1.13%, 09/27/2025(f)	EUR	400,000	421,343
Ecolab, Inc., 2.63%, 07/08/2025	EUR	100,000	107,292
International Flavors & Fragrances, Inc., 1.80%, 09/25/2026	EUR	260,000	272,045
			800,680
Telecom Tower REITs–0.05%
American Tower Corp., 1.95%, 05/22/2026	EUR	440,000	465,367
Tobacco–0.03%
B.A.T. International Finance PLC (United Kingdom), 3.13%, 03/06/2029(f)	EUR	215,000	228,430
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(f)	EUR	100,000	108,109
			336,539
Transaction & Payment Processing Services–0.03%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	100,000	103,538
Fidelity National Information Services, Inc., 0.63%, 12/03/2025	EUR	200,000	208,781
			312,319
Water Utilities–0.01%
Thames Water Utilities Finance PLC (United Kingdom), 0.88%, 01/31/2028(f)	EUR	100,000	74,949
Wireless Telecommunication Services–0.03%
A1 Towers Holding GmbH (Austria), 5.25%, 07/13/2028(f)	EUR	300,000	341,091
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $45,358,094)			45,333,552
Equity Linked Notes–0.71%
Diversified Banks–0.59%
Barclays Bank PLC (iShares MSCI EAFE ETF) (United Kingdom), 207.00%, 08/09/2024(f)		$158,000	155,411
BNP Paribas S.A. (Invesco S&P 500 Equal Weight ETF) (France), 180.38%, 08/01/2024(f)		502,000	422,041
BNP Paribas S.A. (iShares MSCI EAFE ETF) (France), 226.83%, 08/02/2024(f)		172,000	172,972
BNP Paribas S.A. (NASDAQ 100 Stock Index) (France),
227.81%, 08/09/2024(f)		244,000	191,729
221.75%, 08/12/2024(f)		232,000	170,929
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Diversified Banks–(continued)
BNPP Issuance B.V. (Invesco S&P 500 Equal Weight ETF) (France), 167.07%, 08/06/2024(f)	$502,000	$394,842
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF) (Canada), 216.50%, 08/12/2024(f)	385,000	308,205
Canadian Imperial Bank of Commerce (iShares MSCI EAFE ETF) (Canada), 192.50%, 08/05/2024(f)	171,000	160,503
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF), 181.26%, 08/05/2024(f)	500,000	377,812
Citigroup, Inc. (iShares MSCI EAFE ETF), 211.92%, 08/01/2024(f)	172,000	171,943
Citigroup, Inc. (NASDAQ 100 Stock Index), 222.08%, 08/08/2024(f)	244,000	190,610
HSBC Bank PLC (NASDAQ 100 Stock Index) (United Kingdom), 228.02%, 08/13/2024(f)	233,000	197,858
HSBC Holdings PLC (NASDAQ 100 Stock Index) (United Kingdom), 200.17%, 08/01/2024(f)	244,000	199,104
J.P. Morgan Structured Products B.V. (Invesco S&P 500 Equal Weight ETF),
Series N102, 193.50%, 08/07/2024(f)	414,000	304,592
Series N11A, 210.00%, 08/09/2024(f)	415,000	308,197
JPMorgan Chase & Co. (Invesco S&P 500 Equal Weight ETF), 224.02%, 08/14/2024(f)	390,000	357,073
Mizuho Financial Group, Inc. (Invesco S&P 500 Equal Weight ETF) (Japan), 200.90%, 08/02/2024(f)	501,000	411,431
Royal Bank of Canada (iShares MSCI EAFE ETF) (Canada), 188.68%, 08/06/2024(f)	169,000	162,747
Royal Bank of Canada (NASDAQ 100 Stock Index) (Canada),
196.83%, 08/06/2024(f)	242,000	209,175
209.88%, 08/07/2024(f)	244,000	191,122
Societe Generale S.A. (iShares MSCI EAFE ETF) (France), 178.21%, 08/13/2024(f)	158,000	154,203
Societe Generale S.A. (NASDAQ 100 Stock Index) (France),
217.09%, 08/02/2024	243,000	189,610
210.97%, 08/14/2024(f)	232,000	191,333
Toronto-Dominion Bank (The) (iShares MSCI EAFE ETF) (Canada),
179.00%, 08/12/2024(f)	158,000	157,189
202.00%, 08/14/2024(f)	150,000	139,371
		5,890,002
Diversified Capital Markets–0.10%
UBS AG (NASDAQ 100 Stock Index) (Switzerland), 199.65%, 08/05/2024(f)	243,000	220,517
Principal Amount		Value
Diversified Capital Markets–(continued)
UBS Group AG (Invesco S&P 500 Equal Weight ETF) (Switzerland),
207.43%, 08/08/2024(f)	$415,000	$311,677
212.39%, 08/13/2024(f)	386,000	339,386
UBS Group AG (iShares MSCI EAFE ETF) (Switzerland), 166.30%, 08/07/2024(f)	169,000	171,310
		1,042,890
Investment Banking & Brokerage–0.02%
Morgan Stanley (iShares MSCI EAFE ETF), 182.00%, 08/08/2024(f)	171,000	170,875
Total Equity Linked Notes (Cost $8,459,000)		7,103,767

Asset-Backed Securities–0.00%
Banc of America Funding Trust, Series 2007-1, Class 1A3, 6.00%, 01/25/2037	45,017	38,016
GMACM Home Equity Loan Trust, Series 2007-HE2, Class A2, 6.05%, 12/25/2037(l)	1,266	1,227
Total Asset-Backed Securities (Cost $42,141)		39,243

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Fannie Mae REMICs, IO, 4.35% (9.80% - (30 Day Average SOFR + 0.11%)), 03/17/2031 (Cost $1)(m)(n)	3	0
Shares
Money Market Funds–7.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(b)(o)	24,814,082	24,814,082
Invesco Treasury Portfolio, Institutional Class, 5.20%(b)(o)	46,091,021	46,091,021
Total Money Market Funds (Cost $70,905,103)		70,905,103
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.02% (Cost $988,677,738)		995,748,128
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.56%
Invesco Private Government Fund, 5.30%(b)(o)(p)	35,044,349	35,044,349
Invesco Private Prime Fund, 5.48%(b)(o)(p)	91,204,354	91,231,715
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $126,276,064)		126,276,064
TOTAL INVESTMENTS IN SECURITIES–111.58% (Cost $1,114,953,802)		1,122,024,192
OTHER ASSETS LESS LIABILITIES—(11.58)%		(116,422,856)
NET ASSETS–100.00%		$1,005,601,336
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
IO	– Interest Only
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Invesco MSCI EAFE Income Advantage ETF	$-	$69,288,600	$-	$199,560	$-	$69,488,160	$-
Invesco NASDAQ 100 ETF	-	81,010,324	(64,223,603)	1,220,939	2,724,660	20,732,320	127,320
Invesco QQQ Income Advantage ETF	-	70,522,929	-	(334,919)	-	70,188,010	-
Invesco S&P 500 Equal Weight ETF	-	187,121,431	(123,562,087)	3,020,640	2,403,216	68,983,200	745,021
Invesco S&P 500 Equal Weight Income Advantage ETF	-	161,639,987	-	1,430,648	-	163,070,635	-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	54,873,700	176,841,942	(206,901,560)	-	-	24,814,082	2,367,756
Invesco Liquid Assets Portfolio, Institutional Class	39,204,104	126,315,674	(165,518,899)	(7,497)	6,618	-	1,702,925
Invesco Treasury Portfolio, Institutional Class	62,712,800	231,750,260	(248,372,039)	-	-	46,091,021	2,723,625
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,854,024	271,163,928	(250,973,603)	-	-	35,044,349	898,884*
Invesco Private Prime Fund	38,687,262	579,582,743	(527,041,713)	(1,308)	4,731	91,231,715	2,430,162*
Total	$210,331,890	$1,955,237,818	$(1,586,593,504)	$5,528,063	$5,139,225	$589,643,492	$10,995,693

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $140,216,391, which represented 13.94% of the Fund’s Net Assets.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Restricted security. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Zero coupon bond issued at a discount.
(l)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2024.
(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2024.
(o)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	6	September-2024	$681,900	$70,452	$70,452
E-Mini S&P 500 Index	3	September-2024	833,700	8,245	8,245
EURO STOXX 50 Index	38	September-2024	2,014,327	(13,971)	(13,971)
FTSE 100 Index	27	September-2024	2,900,876	50,110	50,110
MSCI EAFE Index	234	September-2024	27,959,490	708,586	708,586
MSCI Emerging Markets Index	665	September-2024	36,458,625	566,203	566,203
Tokyo Stock Price Index	54	September-2024	10,082,307	33,364	33,364
Subtotal				1,422,989	1,422,989
Interest Rate Risk
U.S. Treasury 2 Year Notes	210	September-2024	43,127,109	319,666	319,666
U.S. Treasury 5 Year Notes	319	September-2024	34,417,109	624,172	624,172
U.S. Treasury 10 Year Notes	52	September-2024	5,814,250	135,155	135,155
U.S. Treasury Ultra Bonds	2	September-2024	255,938	7,964	7,964
Subtotal				1,086,957	1,086,957
Subtotal—Long Futures Contracts				2,509,946	2,509,946
Short Futures Contracts
Interest Rate Risk
Euro-Bobl	70	September-2024	(8,902,263)	(122,990)	(122,990)
Euro-Bund	114	September-2024	(16,499,138)	(292,491)	(292,491)
Euro-Schatz	325	September-2024	(37,309,889)	(244,263)	(244,263)
U.S. Treasury 10 Year Ultra Notes	1	September-2024	(115,578)	(1,299)	(1,299)
U.S. Treasury Long Bonds	81	September-2024	(9,783,281)	(385,113)	(385,113)
Subtotal—Short Futures Contracts				(1,046,156)	(1,046,156)
Total Futures Contracts				$1,463,790	$1,463,790

(a)	Futures contracts collateralized by $10,469,658 cash held with Goldman Sachs International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/22/2024	Canadian Imperial Bank of Commerce	EUR	26,080,000	USD	28,407,898	$156,637
08/22/2024	Citibank, N.A.	USD	203,291	EUR	189,000	1,443
08/22/2024	J.P. Morgan Chase Bank, N.A.	EUR	150,000	USD	163,793	1,305
08/22/2024	Toronto-Dominion Bank (The)	USD	114,171	EUR	106,000	655
Subtotal—Appreciation						160,040
Currency Risk
08/22/2024	Barclays Bank PLC	USD	46,882	EUR	43,000	(302)
08/22/2024	Canadian Imperial Bank of Commerce	EUR	179,000	USD	191,734	(2,168)
08/22/2024	Canadian Imperial Bank of Commerce	USD	71,576	EUR	66,000	(81)
08/22/2024	Goldman Sachs International	USD	45,685	EUR	42,000	(188)
08/22/2024	J.P. Morgan Chase Bank, N.A.	EUR	8,815,000	USD	9,539,704	(9,179)
08/22/2024	Merrill Lynch International	EUR	7,401,000	USD	8,009,993	(7,169)
08/22/2024	Royal Bank of Canada	USD	36,872	EUR	34,000	(42)
Subtotal—Depreciation						(19,129)
Total Forward Foreign Currency Contracts						$140,911

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 42, Version 1	Sell	5.00%	Quarterly	06/20/2029	3.314%	USD	2,510,000	$164,227	$170,730	$6,503

(a)	Swaps are collateralized by $272,986 cash held with Merrill Lynch International, the Counterparty.
(b)	Implied credit spreads represent the current level, as of July 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$408,743,325	$—	$—	$408,743,325
U.S. Treasury Securities	—	246,521,391	—	246,521,391
U.S. Dollar Denominated Bonds & Notes	—	217,101,747	—	217,101,747
Non-U.S. Dollar Denominated Bonds & Notes	—	45,333,552	—	45,333,552
Equity Linked Notes	—	7,103,767	—	7,103,767
Asset-Backed Securities	—	39,243	—	39,243
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	0	—	0
Money Market Funds	70,905,103	126,276,064	—	197,181,167
Total Investments in Securities	479,648,428	642,375,764	—	1,122,024,192
Other Investments - Assets*
Investments Matured	—	—	0	0
Futures Contracts	2,523,917	—	—	2,523,917
Forward Foreign Currency Contracts	—	160,040	—	160,040
Swap Agreements	—	6,503	—	6,503
	2,523,917	166,543	0	2,690,460
Other Investments - Liabilities*
Futures Contracts	(1,060,127)	—	—	(1,060,127)
Forward Foreign Currency Contracts	—	(19,129)	—	(19,129)
	(1,060,127)	(19,129)	—	(1,079,256)
Total Other Investments	1,463,790	147,414	0	1,611,204
Total Investments	$481,112,218	$642,523,178	$0	$1,123,635,396

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Multi-Asset Income Fund